Fair Value of Financial Assets and Liabilities (Details) - Schedule of Assets and Liabilities on Recurrent Basis - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	$ 17,821,220	$ 18,092,214
Total	13,041,085	14,885,763
Financial derivative contracts
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	10,587,308	12,155,024
Financial derivative contracts for accounting hedges
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	912,716	898,394
Guarantees received (margin accounts)
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	1,541,061	1,832,345
Level 1
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	4,309,510	3,011,806
Total	0	0
Level 1 | Financial derivative contracts
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	0	0
Level 1 | Financial derivative contracts for accounting hedges
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	0	0
Level 1 | Guarantees received (margin accounts)
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	0	0
Level 2
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	13,211,849	14,994,891
Total	13,041,085	14,885,760
Level 2 | Financial derivative contracts
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	10,587,308	12,155,021
Level 2 | Financial derivative contracts for accounting hedges
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	912,716	898,394
Level 2 | Guarantees received (margin accounts)
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	1,541,061	1,832,345
Level 3
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	299,861	85,517
Total	0	3
Level 3 | Financial derivative contracts
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	0	3
Level 3 | Financial derivative contracts for accounting hedges
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	0	0
Level 3 | Guarantees received (margin accounts)
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	0	0
Financial derivative contracts
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	10,879,777	12,309,770
Financial derivative contracts | Level 1
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	0	0
Financial derivative contracts | Level 2
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	10,874,986	12,304,162
Financial derivative contracts | Level 3
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	4,791	5,608
Debt financial instruments
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	714,628	329,327
Debt financial instruments | Level 1
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	714,628	329,327
Debt financial instruments | Level 2
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	0	0
Debt financial instruments | Level 3
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	0	0
Debt financial instrument
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	3,598,366	2,687,485
Debt financial instrument | Level 1
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	3,594,882	2,682,479
Debt financial instrument | Level 2
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	0	0
Debt financial instrument | Level 3
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	3,484	5,006
Other financial instruments
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	291,586	74,903
Other financial instruments | Level 1
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total		0
Other financial instruments | Level 2
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total		0
Other financial instruments | Level 3
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	291,586	74,903
Financial derivative contracts for hedge accounting
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	261,192	843,628
Financial derivative contracts for hedge accounting | Level 1
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	0	0
Financial derivative contracts for hedge accounting | Level 2
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	261,192	843,628
Financial derivative contracts for hedge accounting | Level 3
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	0	0
Guarantee deposits (margin accounts)
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	2,075,671	1,847,101
Guarantee deposits (margin accounts) | Level 1
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	0
Guarantee deposits (margin accounts) | Level 2
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	2,075,671	1,847,101
Guarantee deposits (margin accounts) | Level 3
Schedule of Assets and Liabilities on Recurrent Basis [Line Items]
Total	$ 0	$ 0